Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement of comprehensive income [abstract]
Net profit	¥ 895,750	¥ 935,849	¥ 515,075
Remeasurements of defined benefit plans:
Gains (losses) arising during the period, before tax	50,358	7,417	33,081
Equity instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	1,646,992	77,223	102,183
Own credit on financial liabilities designated at fair value through profit or loss:
Gains (losses) arising during the period, before tax	(11,900)	12,847	5,729
Share of other comprehensive income (loss) of associates and joint ventures	(14)	(245)	944
Income tax relating to items that will not be reclassified	(510,012)	(29,387)	(43,341)
Total items that will not be reclassified to profit or loss, net of tax	1,175,424	67,855	98,596
Debt instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	(140,412)	(341,532)	(512,814)
Reclassification adjustments for (gains) losses included in net profit, before tax	110,509	94,803	113,334
Exchange differences on translating foreign operations:
Gains (losses) arising during the period, before tax	528,441	304,252	404,292
Reclassification adjustments for (gains) losses included in net profit, before tax	(11,258)	5,385	192
Share of other comprehensive income (loss) of associates and joint ventures	13,210	30,660	30,891
Income tax relating to items that may be reclassified	9,226	76,369	113,538
Total items that may be reclassified subsequently to profit or loss, net of tax	509,716	169,937	149,433
Other comprehensive income, net of tax	1,685,140	237,792	248,029
Total comprehensive income	2,580,890	1,173,641	763,104
Total comprehensive income attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	2,555,100	1,149,318	746,012
Non-controlling interests	12,027	13,013	6,361
Other equity instruments holders	¥ 13,763	¥ 11,310	¥ 10,731